Average Annual Total Returns - Voya Government Money Market Portfolio	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date
Total	0.29%	0.92%	0.47%		Jan. 01, 2080	0.04%	0.30%	0.16%		Mar. 15, 2010